INVENTORIES (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
Raw materials and components	$ 2,028	$ 1,859
Work-in-progress	729	1,151
Finished products	8,823	10,925
Inventory, Total	$ 11,580	$ 13,935